COMMON STOCK WARRANTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Aug. 31, 2021	Apr. 08, 2021	Oct. 23, 2017	Jan. 31, 2020	Dec. 31, 2022	Sep. 30, 2022	Mar. 15, 2021	Oct. 31, 2018	Apr. 30, 2018
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)						$ 31.50	$ 33.00
Principal advance									$ 5,000
Public Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrants or rights (in shares)			10,913
Class of warrant or right, number of securities called by each warrants or rights, percent			7.50%
Warrants exercise price (in dollars per share)			$ 126.50
Class of warrant or right, exercise price of warrants or rights, percent			115.00%
Hercules April Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrants or rights (in shares)									4,091
Warrants exercise price (in dollars per share)					$ 110.00				$ 110.00
Hercules April Warrants, Tranche Two
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrants or rights (in shares)									5,455
Hercules October Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrants or rights (in shares)								1,048
Warrants exercise price (in dollars per share)					$ 143.20			$ 143.13
Public Stock Offering
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	5,053,029	1,048,998	145,500	1,170,000